Annual Total Returns - Fidelity Global High Income Fund [BarChart] - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-13 - Fidelity Global High Income Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 11, 2011
Fidelity Advisor Global High Income Fund: Class A
Bar Chart Table:
Annual Return 2012	16.63%
Annual Return 2013	5.32%
Annual Return 2014	1.38%
Annual Return 2015	(2.55%)
Annual Return 2016	11.61%
Annual Return 2017	10.33%
Annual Return 2018	(4.33%)
Annual Return 2019	12.63%
Annual Return 2020	5.04%